Cover Page	Jun. 21, 2021
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	PLAYSTUDIOS, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39652
Entity Tax Identification Number	98-1606155
Entity Address, Address Line One	10150 Covington Cross Drive
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	725
Local Phone Number	877-7000
Entity Information, Former Legal or Registered Name	Acies Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001823878
Amendment Flag	false
Class A common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	MYPS
Security Exchange Name	NASDAQ
Warrant
Entity Addresses [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A common stock at an exercise price of $11.50
Trading Symbol	MYPSW
Security Exchange Name	NASDAQ
Former Address
Entity Addresses [Line Items]
Entity Address, Address Line One	1219 Morningside Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Manhattan Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90266